CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS	6 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (23,107,851)	$ (3,254,673)	¥ (29,872,691)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,426,971	200,985	1,952,625
Loss (gain) from disposal of equipment	32,252	4,543	(12,782)
Gain in fair value changes of warrants liability	10,461,075	1,473,412	20,097,665
Allowance for (net recovery of) credit losses	1,553,364	218,787	(7,141,708)
Allowance for slow moving inventories	(350,637)	(49,386)	245,990
Amortization of right of use assets	570,959	80,418	1,627,888
Restricted shares issued for management and employees	2,866,560	403,747	1,796,417
Restricted shares issued for services	1,070,143	150,726	4,304,857
Accrued interest income from loans to third parties	(4,415,298)	(621,882)	(3,757,041)
Accrued interest income from short-term investment	(2,352,250)	(331,307)	0
Changes in operating assets and liabilities:
Notes receivable	(8,790,327)	(1,238,092)	2,356,367
Accounts receivable	(4,412,034)	(621,422)	(12,501,742)
Inventories	4,863,435	685,000	(1,158,138)
Other receivables	5,465,227	769,761	(9,673,906)
Purchase advances	558,040	78,598	(449,477)
Contract costs	10,442,916	1,470,854	9,765,091
Prepaid expense	54,734	7,709	10,345
Prepaid expense - related parties	0	0	275,000
Operating lease liabilities	(2,027,067)	(285,506)	(1,619,168)
Accounts payable	1,271,140	179,036	247,387
Other payables	(4,103,150)	(577,918)	(1,414,691)
Other payables-related parties	(383,378)	(53,998)	231,133
Contract liabilities	2,140,385	301,467	(1,945,877)
Accrued payroll and employees' welfare	17,399	2,451	27,710
Taxes payable	537,591	75,718	677,510
Net cash used in operating activities	(6,609,801)	(930,972)	(25,931,236)
Cash flows from investing activities:
Purchases of property and equipment	(216,082)	(30,435)	(821,272)
Proceeds from disposal of equipment	20,000	2,817	31,950
Purchase of land use right	(15,000,251)	(2,112,741)	0
Repayments of loans to third parties	44,613,948	6,283,743	25,194,900
Payments made for loans to third parties	(16,600,000)	(2,338,061)	(58,488,100)
Payments for short-term investments	(131,598,400)	(18,535,247)	0
Redemption of short-term investments	180,338,865	25,400,198	0
Net cash (used in) generated by investing activities	61,558,080	8,670,274	(34,082,522)
Cash flows from financing activities:
Proceeds from short-term bank loans	0	0	1,000,000
Repayments of short-term bank loans	(123,000)	(17,324)	0
Proceeds from short-term borrowings-related parties	10,000,000	1,408,471	10,000,000
Repayments of short-term borrowings-related parties	(10,018,222)	(1,411,037)	(9,000,000)
Repayments of long-term borrowings-related party	0	0	(476,927)
Redemption of warrants	(31,866,604)	(4,488,317)	0
Net cash provided by (used in) financing activities	(32,007,826)	(4,508,207)	1,523,073
Effect of exchange rate fluctuation on cash and restricted cash	(5,945,117)	(837,352)	10,633,748
Net increase (decrease) in cash and restricted cash	16,995,336	2,393,743	(47,856,937)
Cash and restricted cash, beginning of year	104,857,345	14,768,848	317,698,417	¥ 317,698,417
Cash and restricted cash, end of year	121,852,681	17,162,591	269,841,480	104,857,345
Supplemental cash flow information
Cash paid during the year for interest	468,440	64,601	624,321
Cash paid during the year for taxes	16,505	2,276	9,180
Reconciliation of cash and restricted cash, beginning of year
Cash	104,125,800	14,665,812	316,974,857	316,974,857
Restricted cash	731,545	103,036	723,560	723,560
Cash and restricted cash, beginning of year	104,857,345	14,768,848	317,698,417	317,698,417
Cash	121,848,777	17,162,041	269,111,420	104,125,800
Restricted cash	3,904	550	730,060	731,545
Cash and restricted cash, end of year	121,852,681	17,162,591	269,841,480	¥ 104,857,345
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	298,783	41,204	0
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	0	0	43,881
Inventories transferred to and used as fixed assets	¥ 0	$ 0	¥ (65,456)